Deferred Taxation - Summary of Unrecognized Tax Losses will be Carried Forward and Expire in Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 63,478	$ 33,135
2023 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	612	612
2024 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,364	2,364
2025 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,634	4,634
2026 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	7,025	7,025
2027 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	15,757	0
Indefinite [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 33,086	$ 18,500